Trillium ESG Global Equity Fund Retail: PORTX Institutional: PORIX
Trillium ESG Small/Mid Cap Fund Retail: TBD* Institutional: TSMDX *Shares are not available at this time

Supplement dated May 15, 2020 to the
Statutory Prospectus dated January 21, 2020

1.	The relevant information under the sections entitled “Summary Section – Principal Investment Risks” on pages 4 and 9, of the Funds’ Statutory Prospectus are deleted and replaced with the following:

Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

2.	The relevant information under the section entitled “Principal Risks of Investing in the Funds” on page 18, of the Funds’ Statutory Prospectus is deleted and replaced with the following:

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact a Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

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Please retain this supplement for your reference.

Trillium ESG Global Equity Fund Retail: PORTX Institutional: PORIX
Trillium ESG Small/Mid Cap Fund Retail: TBD* Institutional: TSMDX *Shares are not available at this time

Supplement dated May 15, 2020 to the
Statement of Additional Information (“SAI”) dated January 21, 2020

The relevant information under the section entitled “Investment Policies and Risks” on page 4, of the Funds’ SAI is deleted and replaced with the following:
Market and Regulatory Risk

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.
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Please retain this supplement for your reference.

Trillium ESG Global Equity Fund Retail: PORTX Institutional: PORIX
Trillium ESG Small/Mid Cap Fund Retail: TBD* Institutional: TSMDX *Shares are not available at this time each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated June 18, 2020 to the
Statement of Additional Information (“SAI”) dated January 21, 2020

At a meeting of the Trust’s Nominating and Governance Committee held on December 2, 2019, the Committee, which consists solely of Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), recommended Mr. Ashi S. Parikh for election as an additional Trustee of the Trust to fill the vacancy caused by Ms. Berry’s passing. The Board of Trustees reviewed the recommendation of the Nominating and Governance Committee in materials presented to them and approved by written consent dated December 20, 2019 the nomination of Mr. Parikh for election by shareholders.

On June 17, 2020, the shareholders of the Trust approved the election of the new Trustee, Ashi S. Parikh, to the Trust to fill the vacancy on the Board. Accordingly, the following information is added in the relevant sections of the Funds’ SAI.

The following information is added to the “Trustees and Executive Officers” table on page 19:

Name, Address and Age	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held by Trustee or Nominee for Trustee During Past Five Years
Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since June 2020	Investment professional; formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC (global investment management firm) (2006- 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (financial advisor); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (financial advisor).	2
Independent Trustee, PNC Funds (2018-2019) (32 series); Interested Trustee, RidgeWorth Funds (2014-2017) (35 series); Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016-present); Board of Directors, World Methodist Council, Investment Committee (2018-present).

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).

(2)
Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021).

(3)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

The following biographical information is added to the section entitled “Information about Each Trustee’s Qualification, Experience, Attributes or Skills” on page 23:

Mr. Parikh’s Trustee Attributes include his substantial investment and executive experience in the asset management industry, including his position as Chief Executive Officer and Chief Investment Officer of Ridgeworth Investments (global investment management firm with over $41 billion in assets). He has also served as a Trustee of several investment trusts (including private investment trusts). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). Mr. Parikh has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The following line is added to the table under the section entitled “Trustee Ownership of Fund Shares and Other Interests” on page 24:

Name	Dollar Range of Global Equity Fund Shares	Dollar Range of SMID Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Ashi S. Parikh	None	None	None

The following line is added to the “Compensation” section of the SAI:

In addition, the Trust engaged Mr. Parikh as a consultant to the Board pending his election by shareholders. As a consultant Mr. Parikh received the same compensation that he would receive if he is elected as a Trustee. Accordingly, the following information is added to the compensation table on page 41:

Name of Person/Position	Aggregate Compensation from the SMID Fund(1)	Aggregate Compensation from the Global Equity Fund(1)	Pension of Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Ashi S. Parikh, Independent Trustee	$616	$1,028	None	None	$1,644

(1)	Prior to his election as a Trustee, Mr. Parikh was paid as a consultant to the Trust between January 1, 2020 through June 17, 2020.

(2)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds. For the fiscal year ended June 30, 2019, Trustees’ fees and expenses in the amount of $722,540 were incurred by the Trust.

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Please retain this supplement for your reference.

Trillium ESG Global Equity Fund Retail: PORTX Institutional: PORIX
Trillium ESG Small/Mid Cap Fund Retail: TBD* Institutional: TSMDX *Shares are not available at this time (together, the the “Funds”)

each a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated June 30, 2020 to the
Statement of Additional Information (“SAI”) dated January 21, 2020

On January 30, 2020, Perpetual Limited made an offer to acquire Trillium Asset Management, LLC (“Trillium” or the “Adviser”), the current investment adviser to the Funds. As a result of this strategic acquisition, a change of control has been triggered upon the completion of the acquisition which occurred on June 30, 2020, pursuant to which Trillium became a wholly-owned subsidiary of Perpetual US Holding Company, Inc., a subsidiary of Perpetual Limited (together “Perpetual”) (the “Transaction”). After the Transaction, Trillium expects its investment management team to remain intact.

As a result, the Trust’s Board of Trustees (“Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined under the Investment Company Act of 1940, as amended ( the “1940 Act”), at a meeting on February 25, 2020, determined that it would be in the best interests of shareholders to approve the New Investment Advisory Agreement with respect to each Fund effective following the close of the Transaction, subject to shareholder approval. The terms of the new investment advisory agreement (the “New Investment Advisory Agreement”) are substantially identical to the terms of the current investment advisory agreements. On June 17 and 29, 2020, the shareholders of the Trillium ESG Small/Mid Cap Fund and the Trillium ESG Global Equity Fund, respectively, approved the New Investment Advisory Agreement between Trillium and the Trust on behalf of each of the Funds.

Accordingly, the following information replaces the paragraph on page 28 under the section entitled "THE FUNDS’ INVESTMENT ADVISER" of the Funds’ SAI.

As stated in the Prospectus, investment advisory services are provided to the Funds by Trillium Asset Management, LLC, the Adviser, pursuant to the investment advisory agreements (the “Advisory Agreements”) with the Trust. The Adviser’s address is Two Financial Center, 60 South Street, Suite 1100, Boston, Massachusetts 02111. Trillium is a wholly-owned subsidiary of Perpetual US Holding Company, Inc., a subsidiary of Perpetual Limited. Perpetual Limited is a diversified financial services company that has been serving Australians since 1886.

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Please retain this supplement for your reference.